Share Capital and Other Equity Instruments - Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values (Details)		6 Months Ended
	May 26, 2020 yr $ / shares	Jun. 30, 2020 yr $ / shares	Jun. 30, 2019 yr $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Expected volatility of share price	93.20%	91.70%	45.00%
Risk-free interest rate	0.40%	0.50%	1.40%
Expected life in years | yr	6.3	6.8	7.3
Weighted average grant date incremental fair value | $ / shares	$ 1.55	$ 10.51	$ 13.43